American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
November 30, 2024

Select High Yield ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 96.8%
Aerospace and Defense — 2.7%
Bombardier, Inc., 7.875%, 4/15/27(1)	50,000	50,165
Bombardier, Inc., 6.00%, 2/15/28(1)	50,000	49,984
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	50,000	52,267
Bombardier, Inc., 7.00%, 6/1/32(1)	175,000	178,793
Howmet Aerospace, Inc., 5.95%, 2/1/37	50,000	53,076
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	37,000	39,838
TransDigm, Inc., 5.50%, 11/15/27	236,000	234,196
TransDigm, Inc., 6.75%, 8/15/28(1)	143,000	146,033
TransDigm, Inc., 4.625%, 1/15/29	30,000	28,484
TransDigm, Inc., 4.875%, 5/1/29	100,000	95,407
		928,243
Automobile Components — 1.2%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	112,000	110,882
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	50,000	50,074
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	44,000	44,408
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	67,000	66,329
Patrick Industries, Inc., 4.75%, 5/1/29(1)(2)	47,000	44,881
Phinia, Inc., 6.625%, 10/15/32(1)	50,000	50,410
Tenneco, Inc., 8.00%, 11/17/28(1)	43,000	40,919
		407,903
Automobiles — 0.4%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	37,000	37,050
Jaguar Land Rover Automotive PLC, 4.50%, 10/1/27(1)(2)	75,000	72,560
Thor Industries, Inc., 4.00%, 10/15/29(1)	25,000	22,983
		132,593
Banks — 1.3%
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	100,000	108,787
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	100,000	103,717
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)(2)	47,000	46,220
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)(2)	47,000	48,533
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	53,000	47,481
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	53,000	46,143
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	45,513
		446,394
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	44,326
Broadline Retail — 0.2%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	23,205
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	25,000	24,475
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	34,122
		81,802
Building Products — 2.0%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	49,000	52,221
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	142,000	129,468
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	48,000	48,979
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	47,000	46,968
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	71,000	71,873
Griffon Corp., 5.75%, 3/1/28	69,000	68,220

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	50,000	50,930
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)(2)	39,000	37,532
Standard Industries, Inc., 4.375%, 7/15/30(1)	151,000	140,582
Standard Industries, Inc., 3.375%, 1/15/31(1)	47,000	41,317
		688,090
Capital Markets — 1.9%
AG Issuer LLC, 6.25%, 3/1/28(1)	53,000	52,598
Coinbase Global, Inc., 3.375%, 10/1/28(1)	40,000	36,340
Coinbase Global, Inc., 3.625%, 10/1/31(1)	37,000	32,152
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	45,456
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27(2)	100,000	96,219
Iliad Holding SASU, 7.00%, 10/15/28(1)	41,000	41,672
Iliad Holding SASU, 7.00%, 4/15/32(1)(3)	200,000	202,407
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	50,000	50,244
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	44,500
MSCI, Inc., 3.625%, 9/1/30(1)	50,000	46,262
		647,850
Chemicals — 2.9%
Avient Corp., 6.25%, 11/1/31(1)	48,000	48,568
Chemours Co., 5.75%, 11/15/28(1)	50,000	47,360
Chemours Co., 4.625%, 11/15/29(1)	53,000	47,357
Chemours Co., 8.00%, 1/15/33(1)	50,000	50,316
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	70,000	68,839
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	50,000	53,355
Olin Corp., 5.00%, 2/1/30	75,000	72,116
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	48,000	45,114
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	200,000	212,861
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	47,000	44,890
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	47,000	45,920
Scotts Miracle-Gro Co., 4.00%, 4/1/31	39,000	34,860
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	43,000	38,928
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	47,000	25,147
Tronox, Inc., 4.625%, 3/15/29(1)	47,000	43,325
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	65,929
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	43,992
		988,877
Commercial Services and Supplies — 3.0%
ADT Security Corp., 4.125%, 8/1/29(1)	47,000	44,072
ADT Security Corp., 4.875%, 7/15/32(1)	75,000	69,892
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	75,000	76,867
Brink's Co., 4.625%, 10/15/27(1)	70,000	68,384
Brink's Co., 6.75%, 6/15/32(1)	50,000	51,062
Garda World Security Corp., 4.625%, 2/15/27(1)(2)	46,000	44,952
Garda World Security Corp., 7.75%, 2/15/28(1)	53,000	54,999
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	47,628
GFL Environmental, Inc., 4.75%, 6/15/29(1)	25,000	24,204
GFL Environmental, Inc., 6.75%, 1/15/31(1)	48,000	49,838
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	48,000	43,873
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	47,000	45,445
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	91,000	84,521
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	47,000	44,234
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)(2)	120,000	120,002
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	50,000	51,404
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	71,000	70,987

Williams Scotsman, Inc., 4.625%, 8/15/28(1)	44,000	42,375
		1,034,739
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	46,000	48,859
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	42,000	44,625
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	88,000	85,529
		179,013
Construction Materials — 0.6%
Cemex SAB de CV, 5.20%, 9/17/30(1)	38,000	37,172
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	122,000	121,059
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	50,000	53,413
		211,644
Consumer Finance — 2.4%
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	48,000	51,581
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	50,000	50,373
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	51,042
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	50,000	52,619
Navient Corp., 6.75%, 6/25/25	47,000	47,234
Navient Corp., 5.00%, 3/15/27	46,000	45,420
Navient Corp., 5.50%, 3/15/29	47,000	45,046
Navient Corp., 9.375%, 7/25/30	100,000	110,243
OneMain Finance Corp., 6.625%, 1/15/28(2)	50,000	51,050
OneMain Finance Corp., 9.00%, 1/15/29	75,000	79,882
OneMain Finance Corp., 5.375%, 11/15/29(2)	50,000	48,714
OneMain Finance Corp., 7.875%, 3/15/30	100,000	105,703
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	51,000	50,189
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	53,000	46,799
		835,895
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	47,000	46,111
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	47,000	46,901
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)(2)	50,000	51,039
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	47,000	43,587
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	53,000	51,094
		238,732
Containers and Packaging — 1.7%
Ball Corp., 4.875%, 3/15/26	50,000	49,860
Ball Corp., 3.125%, 9/15/31	64,000	56,031
Berry Global, Inc., 4.50%, 2/15/26(1)	70,000	69,691
Berry Global, Inc., 4.875%, 7/15/26(1)	47,000	46,857
LABL, Inc., 9.50%, 11/1/28(1)(2)	50,000	50,581
OI European Group BV, 4.75%, 2/15/30(1)	47,000	42,913
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	42,000	41,895
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	92,000	90,849
Sealed Air Corp., 5.00%, 4/15/29(1)	45,000	43,726
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	53,071
TriMas Corp., 4.125%, 4/15/29(1)	63,000	58,878
		604,352
Distributors — 0.7%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	46,787
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	44,230
Performance Food Group, Inc., 6.125%, 9/15/32(1)	50,000	50,506
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	53,000	56,122
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	43,000	45,736
		243,381

Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	36,401
Service Corp. International, 3.375%, 8/15/30	39,000	34,915
Service Corp. International, 4.00%, 5/15/31	39,000	35,681
		106,997
Diversified REITs — 1.9%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	36,000	34,192
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	47,000	45,461
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	49,000	51,151
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	39,000	36,765
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	68,000	57,520
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29(2)	79,000	57,843
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	25,000	16,340
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	47,000	46,691
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	94,000	96,401
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	50,000	50,865
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	45,774
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	42,944
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	73,000	77,616
		659,563
Diversified Telecommunication Services — 1.5%
Altice France SA, 5.125%, 7/15/29(1)	112,000	85,861
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	125,000	123,838
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	50,000	50,685
Level 3 Financing, Inc., 10.50%, 4/15/29(1)	50,000	56,188
Telecom Italia Capital SA, 6.00%, 9/30/34	39,000	38,271
Telecom Italia Capital SA, 7.20%, 7/18/36	37,000	38,031
Windstream Services LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(1)	46,000	46,400
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)(2)	70,000	66,071
		505,345
Electric Utilities — 2.5%
Alpha Generation LLC, 6.75%, 10/15/32(1)	75,000	76,033
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	85,000	81,258
NRG Energy, Inc., 5.25%, 6/15/29(1)	53,000	52,019
NRG Energy, Inc., 5.75%, 7/15/29(1)	50,000	49,748
NRG Energy, Inc., 3.625%, 2/15/31(1)	38,000	33,892
NRG Energy, Inc., 6.00%, 2/1/33(1)	75,000	74,649
NRG Energy, Inc., 7.00%, 3/15/33(1)	27,000	29,580
NRG Energy, Inc., 6.25%, 11/1/34(1)	75,000	75,038
PG&E Corp., 5.00%, 7/1/28	47,000	46,188
PG&E Corp., 5.25%, 7/1/30	47,000	46,226
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	70,064
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	70,000	69,407
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	44,962
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	46,000	48,904
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	50,000	51,918
		849,886
Electrical Equipment — 0.3%
Atkore, Inc., 4.25%, 6/1/31(1)	70,000	63,658
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	33,000	33,794
		97,452
Electronic Equipment, Instruments and Components — 1.1%
Coherent Corp., 5.00%, 12/15/29(1)	44,000	42,480
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	134,487
Sensata Technologies BV, 4.00%, 4/15/29(1)	37,000	34,531

Sensata Technologies, Inc., 4.375%, 2/15/30(1)	70,000	65,249
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	50,000	51,055
TTM Technologies, Inc., 4.00%, 3/1/29(1)	53,000	49,581
		377,383
Energy Equipment and Services — 2.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	100,000	100,447
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	69,997
Enerflex Ltd., 9.00%, 10/15/27(1)	45,000	47,129
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	48,000	51,898
Nabors Industries, Inc., 7.375%, 5/15/27(1)	47,000	47,185
Noble Finance II LLC, 8.00%, 4/15/30(1)	97,000	99,410
Precision Drilling Corp., 6.875%, 1/15/29(1)	50,000	50,086
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	49,000	50,209
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	15,000	15,086
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	45,000	46,357
Transocean, Inc., 8.75%, 2/15/30(1)	45,050	46,964
Transocean, Inc., 7.50%, 4/15/31	43,000	40,765
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	47,000	47,332
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	50,000	51,258
Valaris Ltd., 8.375%, 4/30/30(1)	43,000	43,824
Weatherford International Ltd., 8.625%, 4/30/30(1)	136,000	141,751
		949,698
Entertainment — 0.6%
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	47,000	45,992
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	31,000	30,978
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)(2)	70,000	68,593
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	43,188
		188,751
Financial Services — 2.2%
Block, Inc., 6.50%, 5/15/32(1)	47,000	48,280
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	202,000	213,533
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	49,940
MGIC Investment Corp., 5.25%, 8/15/28	70,000	69,382
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)(2)	70,000	48,639
NCR Atleos Corp., 9.50%, 4/1/29(1)	100,000	109,509
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)(2)	47,000	43,665
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	47,000	44,262
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	98,000	103,666
Radian Group, Inc., 4.875%, 3/15/27	47,000	46,681
		777,557
Food Products — 1.8%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	45,000	44,532
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	52,874
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	46,000	48,216
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	45,856
Post Holdings, Inc., 5.625%, 1/15/28(1)(2)	19,000	19,178
Post Holdings, Inc., 5.50%, 12/15/29(1)	75,000	73,251
Post Holdings, Inc., 4.625%, 4/15/30(1)	50,000	46,935
Post Holdings, Inc., 4.50%, 9/15/31(1)	50,000	45,585
Post Holdings, Inc., 6.375%, 3/1/33(1)	50,000	49,930
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	47,000	43,681
U.S. Foods, Inc., 6.875%, 9/15/28(1)	25,000	25,863
U.S. Foods, Inc., 4.75%, 2/15/29(1)	71,000	68,566
U.S. Foods, Inc., 4.625%, 6/1/30(1)(2)	47,000	44,818

U.S. Foods, Inc., 7.25%, 1/15/32(1)	25,000	26,127
		635,412
Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	50,000	49,185
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	50,000	51,432
		100,617
Ground Transportation — 1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	70,000	69,612
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	25,000	23,708
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)(2)	47,000	44,636
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	47,000	47,317
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	30,000	28,563
Uber Technologies, Inc., 7.50%, 9/15/27(1)	27,000	27,561
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	95,591
United Rentals North America, Inc., 3.875%, 2/15/31	70,000	64,044
United Rentals North America, Inc., 6.125%, 3/15/34(1)	46,000	46,743
XPO, Inc., 7.125%, 6/1/31(1)	46,000	47,732
		495,507
Health Care Equipment and Supplies — 1.3%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	44,000	42,546
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	43,677
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	48,137
Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	65,671
Medline Borrower LP, 5.25%, 10/1/29(1)	158,000	154,383
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	50,000	50,991
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	48,000	48,842
		454,247
Health Care Providers and Services — 4.3%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)	97,000	95,580
Centene Corp., 4.625%, 12/15/29	71,000	68,118
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	120,000	116,237
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)	70,000	70,290
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	39,000	33,317
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	80,000	65,021
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	50,000	52,093
DaVita, Inc., 4.625%, 6/1/30(1)	140,000	131,230
DaVita, Inc., 3.75%, 2/15/31(1)	47,000	41,606
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	44,590
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	44,534
LifePoint Health, Inc., 9.875%, 8/15/30(1)	45,000	48,929
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	47,000	41,639
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	50,000	50,458
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	47,000	42,575
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	70,113
Tenet Healthcare Corp., 5.125%, 11/1/27	162,000	160,647
Tenet Healthcare Corp., 6.125%, 10/1/28	156,000	156,516
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	44,417
Tenet Healthcare Corp., 6.125%, 6/15/30	44,000	44,280
Tenet Healthcare Corp., 6.75%, 5/15/31	53,000	54,351
		1,476,541
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	27,000	27,014
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	49,000	46,938
Hotel & Resort REITs — 0.6%
Service Properties Trust, 5.25%, 2/15/26	47,000	46,064

Service Properties Trust, 4.95%, 2/15/27	70,000	66,662
Service Properties Trust, 4.95%, 10/1/29(2)	70,000	57,150
Service Properties Trust, 4.375%, 2/15/30	47,000	36,708
		206,584
Hotels, Restaurants and Leisure — 11.0%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	45,386
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	106,362
Affinity Interactive, 6.875%, 12/15/27(1)	117,000	93,601
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	93,301
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	147,000	138,545
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	98,000	101,148
Carnival Corp., 7.625%, 3/1/26(1)	123,000	123,887
Carnival Corp., 5.75%, 3/1/27(1)	196,000	196,976
Carnival Corp., 4.00%, 8/1/28(1)	50,000	47,633
Carnival Corp., 6.00%, 5/1/29(1)	134,000	134,582
Carnival Corp., 10.50%, 6/1/30(1)	66,000	70,848
Carnival Holdings Bermuda Ltd., 10.375%, 5/1/28(1)	38,000	40,815
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/1/28	50,000	50,646
Churchill Downs, Inc., 5.75%, 4/1/30(1)	100,000	99,356
Everi Holdings, Inc., 5.00%, 7/15/29(1)	50,000	49,759
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	35,000	32,909
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	29,282
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	31,000	31,049
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	45,739
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	39,000	35,741
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	41,478
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)(2)	118,000	112,203
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	47,000	42,441
International Game Technology PLC, 5.25%, 1/15/29(1)	100,000	98,294
Life Time, Inc., 8.00%, 4/15/26(1)	47,000	47,217
Life Time, Inc., 6.00%, 11/15/31(1)	65,000	65,076
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	75,000	77,466
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	39,000	39,152
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	200,000	202,199
MGM Resorts International, 4.75%, 10/15/28	47,000	45,638
MGM Resorts International, 6.50%, 4/15/32(2)	95,000	96,009
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	44,789
NCL Corp. Ltd., 5.875%, 3/15/26(1)	50,000	50,040
NCL Corp. Ltd., 5.875%, 2/15/27(1)	50,000	50,090
NCL Corp. Ltd., 8.125%, 1/15/29(1)	50,000	53,100
NCL Corp. Ltd., 7.75%, 2/15/29(1)	25,000	26,692
NCL Finance Ltd., 6.125%, 3/15/28(1)	50,000	50,685
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	78,000	77,941
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	70,000	74,279
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	140,000	140,128
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	50,000	48,300
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	47,000	47,075
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	44,429
Viking Cruises Ltd., 6.25%, 5/15/25(1)	70,000	70,192
Viking Cruises Ltd., 9.125%, 7/15/31(1)	45,000	48,750
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	69,339
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	91,000	90,533
Wynn Macau Ltd., 5.125%, 12/15/29(1)	200,000	185,800
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)(2)	70,000	68,256
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)(2)	46,000	45,925

Yum! Brands, Inc., 4.625%, 1/31/32	53,000	49,894
Yum! Brands, Inc., 5.375%, 4/1/32	53,000	52,053
		3,823,028
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	48,444
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	97,000	90,016
Beazer Homes USA, Inc., 5.875%, 10/15/27	47,000	46,896
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	46,986
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	70,000	66,538
Century Communities, Inc., 6.75%, 6/1/27	103,000	103,700
KB Home, 4.00%, 6/15/31	47,000	42,708
LGI Homes, Inc., 7.00%, 11/15/32(1)	50,000	50,483
Mattamy Group Corp., 4.625%, 3/1/30(1)	47,000	44,412
Newell Brands, Inc., 5.70%, 4/1/26	43,000	43,283
Newell Brands, Inc., 6.375%, 9/15/27(2)	50,000	50,855
Newell Brands, Inc., 6.625%, 9/15/29	50,000	51,424
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	34,186
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	47,000	43,761
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	47,000	41,702
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	69,577
		874,971
Independent Power and Renewable Electricity Producers — 1.0%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	50,000	47,326
Calpine Corp., 4.50%, 2/15/28(1)	75,000	72,609
Calpine Corp., 5.125%, 3/15/28(1)	100,000	97,755
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	72,850
TransAlta Corp., 7.75%, 11/15/29	53,000	55,823
		346,363
Industrial Conglomerates — 0.1%
Stena International SA, 7.25%, 1/15/31(1)	25,000	25,863
Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	48,000	49,358
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	66,354
HUB International Ltd., 7.25%, 6/15/30(1)	47,000	48,802
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	45,000	46,135
		210,649
Interactive Media and Services — 0.1%
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	43,994
IT Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	70,000	67,099
Leisure Products — 0.1%
Mattel, Inc., 5.45%, 11/1/41	47,000	43,562
Machinery — 0.9%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	75,000	75,526
Chart Industries, Inc., 9.50%, 1/1/31(1)	25,000	27,028
Hillenbrand, Inc., 3.75%, 3/1/31	64,000	56,891
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	48,000	49,994
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	49,000	52,069
Trinity Industries, Inc., 7.75%, 7/15/28(1)	46,000	48,042
		309,550
Media — 7.1%
AMC Networks, Inc., 4.25%, 2/15/29	53,000	40,341
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	70,000	69,115
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	70,000	68,221
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	47,000	47,268

CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	70,000	65,088
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	117,000	106,551
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	117,000	104,859
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	53,000	47,735
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	140,000	123,805
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	93,000	80,742
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	47,000	45,918
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	49,739
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	115,066
EchoStar Corp., 10.75%, 11/30/29	75,000	81,195
GCI LLC, 4.75%, 10/15/28(1)	47,000	44,500
Gray Television, Inc., 7.00%, 5/15/27(1)(2)	34,000	33,352
Gray Television, Inc., 4.75%, 10/15/30(1)	47,000	27,803
Lamar Media Corp., 3.75%, 2/15/28	47,000	44,628
Lamar Media Corp., 4.875%, 1/15/29	47,000	45,780
Lamar Media Corp., 4.00%, 2/15/30	47,000	43,530
News Corp., 3.875%, 5/15/29(1)	70,000	65,794
News Corp., 5.125%, 2/15/32(1)	45,000	43,609
Nexstar Media, Inc., 5.625%, 7/15/27(1)	47,000	46,357
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	107,000	105,612
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	36,000	32,352
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	45,577
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)(2)	47,000	36,694
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	24,069
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	70,000	68,863
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	70,000	65,785
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)(2)	88,000	86,081
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	47,000	40,722
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	50,000	45,941
Univision Communications, Inc., 6.625%, 6/1/27(1)	50,000	49,862
Univision Communications, Inc., 4.50%, 5/1/29(1)	50,000	44,918
Univision Communications, Inc., 7.375%, 6/30/30(1)	100,000	96,498
Videotron Ltd., 3.625%, 6/15/29(1)	72,000	67,395
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	187,000	177,649
Ziggo BV, 4.875%, 1/15/30(1)	39,000	36,105
		2,465,119
Metals and Mining — 2.6%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	187,000	189,394
ATI, Inc., 5.875%, 12/1/27	25,000	24,948
ATI, Inc., 4.875%, 10/1/29	50,000	48,145
ATI, Inc., 5.125%, 10/1/31	50,000	47,513
Carpenter Technology Corp., 6.375%, 7/15/28	47,000	47,216
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	25,000	23,667
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	47,000	43,245
Coeur Mining, Inc., 5.125%, 2/15/29(1)	50,000	48,108
Constellium SE, 3.75%, 4/15/29(1)	75,000	68,806
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	68,000	67,647
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	50,000	45,866
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	47,462
Mineral Resources Ltd., 8.00%, 11/1/27(1)	75,000	76,504
Novelis Corp., 4.75%, 1/30/30(1)	117,000	110,188
		888,709
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	48,000	47,995
Oil, Gas and Consumable Fuels — 12.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	95,057

Apache Corp., 5.10%, 9/1/40	70,000	61,605
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(1)	46,000	47,124
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	47,000	46,278
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	50,000	50,087
Baytex Energy Corp., 8.50%, 4/30/30(1)	68,000	70,549
Buckeye Partners LP, 4.50%, 3/1/28(1)	47,000	45,288
California Resources Corp., 8.25%, 6/15/29(1)	95,000	97,558
Cheniere Energy Partners LP, 4.00%, 3/1/31	75,000	70,493
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	47,000	47,091
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	47,267
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	46,000	47,915
Civitas Resources, Inc., 8.75%, 7/1/31(1)	75,000	79,602
Comstock Resources, Inc., 6.75%, 3/1/29(1)	63,000	62,159
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	44,355
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	70,000	67,544
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	49,000	48,685
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	47,278
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	50,000	52,167
DT Midstream, Inc., 4.375%, 6/15/31(1)	44,000	40,959
Energy Transfer LP, 6.00%, 2/1/29(1)	47,000	47,769
EnLink Midstream LLC, 6.50%, 9/1/30(1)	47,000	49,999
EnLink Midstream Partners LP, 5.60%, 4/1/44	70,000	67,202
EnLink Midstream Partners LP, 5.45%, 6/1/47	70,000	65,528
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	50,000	50,117
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	75,000	77,048
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	50,000	48,546
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	75,000	72,063
Expand Energy Corp., 5.375%, 2/1/29	47,000	46,811
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	117,000	119,576
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	47,605
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	47,000	47,409
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	71,657
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	70,000	69,962
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	47,000	46,219
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	39,000	36,698
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	100,000	99,286
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	50,000	47,613
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	44,055
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	50,000	50,202
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	25,000	27,226
Matador Resources Co., 6.50%, 4/15/32(1)	100,000	100,401
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	69,374
Murphy Oil Corp., 6.00%, 10/1/32	50,000	48,994
New Fortress Energy, Inc., 6.50%, 9/30/26(1)(2)	25,000	23,343
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	50,000	51,253
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	50,000	51,216
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	25,000	25,576
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	25,000	26,329
NuStar Logistics LP, 6.375%, 10/1/30(2)	47,000	48,445
Parkland Corp., 5.875%, 7/15/27(1)	50,000	49,954
Parkland Corp., 4.625%, 5/1/30(1)	50,000	46,601
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	47,000	46,533
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	50,000	49,923
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	75,000	77,299
Range Resources Corp., 8.25%, 1/15/29	47,000	48,477

Range Resources Corp., 4.75%, 2/15/30(1)	39,000	37,108
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	47,877
SM Energy Co., 6.75%, 9/15/26	70,000	70,213
Sunoco LP, 7.25%, 5/1/32(1)	50,000	52,355
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	47,000	47,163
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	25,000	25,755
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	47,000	44,485
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	44,529
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	44,529
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	26,173
Talos Production, Inc., 9.375%, 2/1/31(1)(2)	25,000	26,279
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	32,000	31,367
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	46,245
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	47,000	44,569
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	86,446
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	45,000	46,098
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	61,000	53,143
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	66,000	69,023
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	69,000	77,123
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	48,000	49,124
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	65,000	68,552
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	69,000	76,773
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	53,000	53,232
Viper Energy, Inc., 5.375%, 11/1/27(1)	70,000	69,658
Vital Energy, Inc., 7.75%, 7/31/29(1)(2)	48,000	48,252
		4,451,441
Passenger Airlines — 1.1%
Air Canada, 3.875%, 8/15/26(1)	47,000	45,889
American Airlines, Inc., 7.25%, 2/15/28(1)	43,000	44,082
American Airlines, Inc., 8.50%, 5/15/29(1)	51,000	53,918
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	34,822	34,834
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	43,000	42,967
Delta Air Lines, Inc., 4.375%, 4/19/28(2)	65,000	63,500
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	46,000	48,435
United Airlines, Inc., 4.375%, 4/15/26(1)	47,000	46,362
		379,987
Personal Care Products — 0.5%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	40,553
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	45,000	46,111
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	46,505
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	44,068
		177,237
Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	75,000	69,400
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)(2)	100,000	89,183
Jazz Securities DAC, 4.375%, 1/15/29(1)	30,000	28,520
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	70,000	66,401
Prestige Brands, Inc., 3.75%, 4/1/31(1)	33,000	29,621
		283,125
Real Estate Management and Development — 1.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)(2)	44,000	41,041
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	47,000	40,875
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	70,000	70,823
Forestar Group, Inc., 3.85%, 5/15/26(1)	47,000	46,091
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	46,000	48,732

Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	46,166
Newmark Group, Inc., 7.50%, 1/12/29	50,000	53,064
		346,792
Semiconductors and Semiconductor Equipment — 0.4%
Entegris, Inc., 5.95%, 6/15/30(1)	45,000	45,120
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	44,556
Synaptics, Inc., 4.00%, 6/15/29(1)	47,000	43,282
		132,958
Software — 2.5%
Camelot Finance SA, 4.50%, 11/1/26(1)	39,000	38,159
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	35,995
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	158,000	155,350
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	47,000	47,628
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	100,000	104,312
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	39,000	38,654
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	47,000	46,572
Gen Digital, Inc., 7.125%, 9/30/30(1)(2)	25,000	25,902
Open Text Corp., 3.875%, 12/1/29(1)	70,000	63,908
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	43,346
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	42,142
Rocket Software, Inc., 9.00%, 11/28/28(1)	47,000	48,865
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	69,838
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	49,155
UKG, Inc., 6.875%, 2/1/31(1)	50,000	51,434
		861,260
Specialized REITs — 1.5%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	137,908
Iron Mountain, Inc., 7.00%, 2/15/29(1)	53,000	54,767
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	67,467
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	43,815
SBA Communications Corp., 3.875%, 2/15/27	117,000	113,751
VICI Properties LP/VICI Note Co., Inc., 3.75%, 2/15/27(1)	68,000	65,947
VICI Properties LP/VICI Note Co., Inc., 4.625%, 12/1/29(1)	39,000	37,714
		521,369
Specialty Retail — 2.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	39,000	37,057
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	47,000	43,759
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	72,000	73,799
Bath & Body Works, Inc., 6.75%, 7/1/36	70,000	72,693
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	46,000	48,254
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	96,000	98,362
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	46,608
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	65,802
Gap, Inc., 3.875%, 10/1/31(1)	47,000	41,381
Lithia Motors, Inc., 3.875%, 6/1/29(1)	47,000	43,594
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	39,000	38,048
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	47,000	40,811
Park River Holdings, Inc., 5.625%, 2/1/29(1)	65,000	56,956
Sonic Automotive, Inc., 4.875%, 11/15/31(1)(2)	47,000	43,193
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	43,329
Victoria's Secret & Co., 4.625%, 7/15/29(1)(2)	40,000	36,212
Victra Holdings LLC/Victra Finance Corp., 7.75%, 2/15/26(1)	70,000	70,442
Wayfair LLC, 7.25%, 10/31/29(1)	50,000	50,795
		951,095
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 4.09%, 6/1/29	42,000	39,728

Seagate HDD Cayman, 9.625%, 12/1/32	40,000	45,730
Xerox Holdings Corp., 5.50%, 8/15/28(1)	50,000	41,415
		126,873
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	53,000	46,580
Trading Companies and Distributors — 0.8%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	47,000	45,204
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	47,000	48,220
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	100,000	98,874
Fortress Transportation & Infrastructure Investors LLC, 5.875%, 4/15/33(1)	46,000	45,480
Herc Holdings, Inc., 6.625%, 6/15/29(1)	50,000	51,254
		289,032
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	66,159
Wireless Telecommunication Services — 0.4%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	32,112
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	35,279
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	73,258
		140,649
TOTAL CORPORATE BONDS (Cost $33,984,533)		33,590,785
PREFERRED STOCKS — 0.3%
Banks — 0.3%
Citigroup, Inc., 4.70% (Cost $99,946)	103,000	102,672
SHORT-TERM INVESTMENTS — 6.9%
Money Market Funds — 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	657,391	657,391
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,717,213	1,717,213
TOTAL SHORT-TERM INVESTMENTS (Cost $2,374,604)		2,374,604
TOTAL INVESTMENT SECURITIES — 104.0% (Cost $36,459,083)		36,068,061
OTHER ASSETS AND LIABILITIES — (4.0)%		(1,378,187)
TOTAL NET ASSETS — 100.0%		$34,689,874

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,642,544, which represented 79.7% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,730,724. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,796,896, which includes securities collateral of $79,683.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$33,590,785	—
Preferred Stocks	—	102,672	—
Short-Term Investments	$2,374,604	—	—
	$2,374,604	$33,693,457	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.